Contingencies, commitments and restrictions on the distribution of profits - Ecuadorian Concession Agreement (Details) - Ecuador - USD ($)	6 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2020	Jul. 06, 2018
TAGSA
Schedule Of Commitment [Line Items]
Percentage of gross revenues from tariffs and charges as annual concession required to pay to trust		55.25%
Performance guarantee		$ 3,000,000
Percentage of amount required to be paid to maintain performance bond		20.00%
ECOGAL
Schedule Of Commitment [Line Items]
Performance bond		$ 700
Guayaquil Concession Agreement
Schedule Of Commitment [Line Items]
Additional work to be completed			$ 32,200,000
Amount remain pending		9,000,000
Fixed amount required to pay per year for administrative services	$ 524,600,000	1,500,000
Performance bond		$ 2,200,000